UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

     FOR THE MONTHLY DISTRIBUTION PERIOD FROM MAY 15, 2006 TO JUNE 14, 2006

                                 333-123441-117
                   (Commission File Number of issuing entity)

                   HARTFORD LIFE GLOBAL FUNDING TRUST 2006-021
           (Exact name of issuing entity as specified in its charter)

                                    001-32293
                      (Commission File Number of Depositor)

                         HARTFORD LIFE INSURANCE COMPANY
        (Exact name of depositor and sponsor as specified in its charter)

                                    DELAWARE
        (State or other jurisdiction of incorporation or organization of the issuing entity)

                                 NOT APPLICABLE
                      (I.R.S. Employer Identification No.)

HARTFORD LIFE GLOBAL FUNDING TRUST 2006-021
C/O WILMINGTON TRUST COMPANY
1100 NORTH MARKET STREET
WILMINGTON, DE                                                         19890
(Address of principal executive offices of the issuing entity)        (Zip Code)

                                  302-651-8900
                     (Telephone number, including area code)

                                 NOT APPLICABLE
           (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)

                                          Section 12(b)     Section 12(g)     Section 15(d)    Name of exchange
Title of class                                                                                (If Section 12(b))

5.00% Secured IncomeNotes
due March 15, 2010                            [  ]             [  ]              [X]             _______________
_______________

_______________                               [  ]             [  ]              [  ]            _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No

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PART I - DISTRIBUTION INFORMATION


ITEM 1.  DISTRIBUTION AND POOL PERFORMANCE INFORMATION.


On June 15, 2006, interest payments were made to the holders of the notes specified on the cover of this report on Form 10-D (the "Notes"). Details of such payments are included in the Administrative Report of the Hartford Life Global Funding Trust specified on the cover of this report on Form 10-D (the "Trust") filed as Exhibit 99.1 hereto. No trustee fees or other trust expenses have been paid by the Trust.

PART II - OTHER INFORMATION


ITEM 2. LEGAL PROCEEDINGS.


None


ITEM 3.  SALES OF SECURITIES AND USE OF PROCEEDS.


Registration Statement on Form S-3, Commission File No. 333-123441 (the "Registration Statement") relating to the Notes was declared effective by the Securities and Exchange Commission on December 13, 2005.


The information specified under "Use of Proceeds" required to be included in this Item 3 by Item 7d(f) of Regulation S-K is included in the Administrative Report attached to this Form 10-D and is incorporated into this Item 3 by reference.


The Trust used the net proceeds from the issuance of the Notes and the Trust Beneficial Interest to purchase a funding agreement from Hartford Life Insurance Company ("HLIC"), as described in the Registration Statement.


ITEM 4. DEFAULTS UPON SENIOR SECURITIES.


None


ITEM 5. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


None


ITEM 6. SIGNIFICANT OBLIGORS OF POOL ASSETS.


For information relating to HLIC, please see HLIC's (Commission file number 001-32293) periodic reports, including annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, and other information on file with the Securities and Exchange Commission (the "SEC"). This Form 10-D incorporates by reference HLIC's Annual Report on Form 10-K for the fiscal year ended December 31, 2005 and Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2006. You can read and copy these reports and other information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. You may obtain copies of this material for a fee by writing to the SEC's Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. You can also access some of this information electronically by means of the SEC's website on the Internet at http://www.sec.gov, which contains reports and other information that HLIC has filed electronically with the SEC.


ITEM 7. SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.


None

ITEM 8. OTHER INFORMATION.


None

ITEM 9. EXHIBITS.


Exhibit 99.1      Administrative Report of the Trust.





                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.





                                      Hartford Life Insurance Company, depositor





Date:  June 27, 2006                  By: /s/ Jeffrey L. Johnson
                                          ------------------------------------
                                      Name:   Jeffrey L. Johnson
                                      Title:  Assistant Vice President

                                  EXHIBIT INDEX


  EXHIBIT
   NUMBER                                    DESCRIPTION
  -------                                    -----------

Exhibit 99.1 Administrative Report of the Trust in respect of the June 15, 2006 payments to holders of the notes issued by the Hartford Life Global Funding Trust 2006-021.